Summary of significant accounting policies - Accounts receivable and deferred contract costs (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Unbilled receivables, current	$ 769	$ 771
Capitalized contract cost, amortization period	3 years